Exceptional items and remeasurements Narrative (Details) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Disclosure of other provisions [line items]
Remediation costs gross undiscounted		£ 481
Real discount rate	1.00%	2.00%
Other provisions	£ 2,052	£ 2,588	£ 1,719
Derivative effect	663	(580)
Exceptional items
Disclosure of other provisions [line items]
Final settlement of LIPA MSA Transition	26	0	£ 0
Exceptional items and remeasurements
Disclosure of other provisions [line items]
Final settlement of LIPA MSA Transition	26
Further Acquisition Agreement derivative
Disclosure of other provisions [line items]
Derivative effect		£ 0
Further Acquisition Agreement derivative | Exceptional items and remeasurements
Disclosure of other provisions [line items]
Gains on change in fair value of derivatives	£ 110
Quadgas HoldCo Limited
Disclosure of other provisions [line items]
Proportion of ownership interest in associate, excluding put/call option equity interest	25.00%
Investment in associates maximum amount	£ 2,100
Proportion of ownership interest in associate, put/call option equity interest	14.00%	14.00%
Quadgas HoldCo Limited | Exceptional items and remeasurements
Disclosure of other provisions [line items]
Impairment loss on financial assets	£ 213
Later than seven years and not later than ten years | Provision for decommissioning, demolition of gas holders
Disclosure of other provisions [line items]
Other provisions	£ 104	£ 107